UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                               Form 13F

                          Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06/30/09

Check here if Amendment (   ); Amendment Number: __________
This Amendment(check only one):(    ) is a restatement.
                               (    ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Dynamis Advisors, LLC
Address:  310 Fourth Street NE, Suite 101
          Charlottesville, VA  22902

Form 13F File Number:  028-11559

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:          John H. Bocock
Title:         Member
Phone:         (434) 220-0234

Signature, Place, and Date of Signing:

s/ John H. Bocock     Richmond, VA      July 29, 2009
(Signature)          (City, State)      (Date)


Report Type (Check only one.):

( X )	13F HOLDINGS REPORT.(Check here if all holdings of this
 	reporting manager are reported in this report.)

(   )	13F NOTICE.  (Check here if no holdings reported are
	in this report, and all holdings are reported by other reporting manager(s).)

(   ) 	13F COMBINATION REPORT.  (Check here if a portion of
	the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
(If there are no entries in this list, omit this section.)

	Form 13F File Number	Name

28-_________________	__________________________
(Repeat as necessary.)




Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  	  0

Form 13F Information Table Entry Total:	  21

Form 13F Information Table Value Total:	 $129,101
                                        (thousands)

List of Other Included Managers:	NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are no entries in this list, state NONE and omit the column headings and list entries.)

	No.		Form 13F File Number	Name

	____		28-______________		       ____

	(Repeat as necessary.)


                                                                  FORM 13F INFORMATION TABLE

							Value	Shares or  Sh/	Put/  Invstmt	Other	Voting Authority
Name of Issuer		Title of Class	  Cusip	      (x1000)	Prn Amt	   Prn	Call  Dscretn  Managers Sole    Shared	None

ADA ES INC			COM	  005208103    1,043 	261,405    SH		Sole		261,405    0	0
ANADARKO PETROLEUM CORP		COM	  032511107    4,539 	100,000    SH	Call	Sole		100,000    0	0
BPZ RESOURCES, INC		COM	  055639108    1,862 	380,720    SH		Sole		380,720    0	0
CHESAPEAKE ENERGY CORP		COM	  165167107    8,334 	420,255    SH		Sole		420,255    0	0
EVERGREEN ENERGY, INC		COM	  30024B104	  77 	 78,350    SH		Sole		 78,350    0	0
EXXON MOBIL CORP		COM	  30231G102   35,955 	514,300    SH	Call	Sole		514,300    0	0
GASTAR EXPLORATION LTD		COM	  367299104	 640  1,600,000    SH		Sole	      1,600,000    0	0
MCDERMOTT INTL			COM	  580037109   16,237 	799,483    SH		Sole		799,483    0	0
PETROHAWK ENERGY CORP		COM	  716495106    4,796 	215,054    SH		Sole		215,054    0	0
PIONEER NATURAL RES CO		COM	  723787107    1,530 	 60,000    SH		Sole		 60,000    0	0
RANGE RESOURCES CORP		COM	  75281A109    6,619 	159,830    SH		Sole		159,830    0	0
ST. MARY LAND & EXPL CO.	COM	  792228108	 626 	 30,000    SH		Sole		 30,000    0	0
SANDRIDGE ENERGY, INC.		COM	  80007P307    1,552 	182,200    SH		Sole		182,200    0	0
SOUTHWESTERN ENERGY CO.	  	COM	  845467109    8,029 	206,660    SH		Sole		206,660    0	0
SUPERIOR ENERGY SERVICES INC	COM	  868157108	 910 	 52,679    SH		Sole		 52,679    0	0
SWIFT ENERGY COMPANY		COM	  870738101    1,332 	 80,000    SH		Sole		 80,000    0	0
ULTRA PETROLEUM CORP		COM	  903914109    9,831 	252,084    SH		Sole		252,084    0	0
UNITED STATES NAT'L GAS FUND	UNIT	  912318102    1,387 	100,000    SH	Put	Sole		100,000    0	0
WEATHERFORD INTL LTD	 	REG	  H27013103    8,094 	413,802    SH		Sole		413,802    0	0
NOBLE CORPORATION (CH)	 	NAMEN-AKT H5833N103    8,131 	268,802    SH		Sole		268,802    0	0
TRANSOCEAN LTD.			REG SHS	  H8817H100    7,577 	101,987    SH		Sole		101,987    0	0
